Significant Accounting Policies (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash Balances Reported in the Statements of Cash Flows - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Cash Cash Equivalents And Restricted Cash Balances Reported In The Statements Of Cash Flows [Abstract]
Cash and cash equivalents, as reported on the balance sheets	$ 855	$ 11,571
Restricted cash, as reported on the balance sheets	834	792
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 1,689	$ 12,263